Accounts Receivables	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Receivables [Abstract]
Accounts Receivables
5.	ACCOUNTS RECEIVABLES

The receivables and allowance balances at September 30, 2020 and March 31, 2020 are as follows:

	September 30, 2020	March 31, 2020
Accounts receivable	$1,338,787	$4,500,116
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$1,338,787	$4,500,116

No allowance for doubtful accounts was made for the three and six months ended September 30, 2020 and 2019.

5.	ACCOUNTS RECEIVABLES

The receivables and allowance balances at March 31, 2020 and 2019 are as follows:

	2020	2019
Accounts receivable	$4,500,116	$1,798,489
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$4,500,116	$1,798,489

No allowance for doubtful accounts was made for the years ended March 31, 2020 and 2019.